UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  5 Christy Drive, Ste 206
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Chief Compliance Officer
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania   November 2, 2011
Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        42
Form 13F Information Table Value Total:       73350
List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101      666     9275 SH       Sole                                       9275
ABBOTT LABS COM                COM              002824100      974    19050 SH       Sole                                      19050
ACCENTURE PLC SHS CL A NEW     COM              G1151C101     2581    49000 SH       Sole                                      49000
ANALOG DEVICES INC COM         COM              032654105     1213    38800 SH       Sole                                      38800
APPLE COMPUTER INC COM         COM              037833100     3117     8175 SH       Sole                                       8175
BANK OF NOVA SCOTIA COM        COM              064149107     1644    32775 SH       Sole                                      32775
BCE INC COM                    COM              05534B760     1036    27650 SH       Sole                                      27650
CANADIAN NATL RY CO COM        COM              136375102     2533    38050 SH       Sole                                      38050
CHEVRON CORP COM               COM              166764100      946    10222 SH       Sole                                      10222
COCA COLA CO COM               COM              191216100     3231    47825 SH       Sole                                      47825
DU PONT E I DE NEMOURS COM     COM              263534109     1334    33378 SH       Sole                                      33378
DUKE ENERGY HOLDING CORP       COM              26441C105     1390    69550 SH       Sole                                      69550
ECOLAB INC                     COM              278865100     2286    46751 SH       Sole                                      46751
ENTERPRISE PRODUCTS            COM              293792107      353     8800 SH       Sole                                       8800
EXXON MOBIL CORP COM           COM              30231G102     2747    37819 SH       Sole                                      37819
FISERV INC COM                 COM              337738108      788    15525 SH       Sole                                      15525
GENERAL ELEC CO COM            COM              369604103      253    16606 SH       Sole                                      16606
INTEL CORP COM                 COM              458140100     2586   121201 SH       Sole                                     121201
JACOBS ENGR GROUP DEL COM      COM              469814107      638    19750 SH       Sole                                      19750
JOHNSON & JOHNSON COM          COM              478160104     3616    56770 SH       Sole                                      56770
KINDER MORGAN ENERGY UT LTD PA COM              494550106      548     8007 SH       Sole                                       8007
MEDTRONIC INC COM              COM              585055106     2322    69854 SH       Sole                                      69854
MICROSOFT CORP COM             COM              594918104     2446    98258 SH       Sole                                      98258
NIKE INC CL B                  COM              654106103     2369    27700 SH       Sole                                      27700
ORACLE CORP COM                COM              68389X105     2370    82450 SH       Sole                                      82450
PEPSICO INC COM                COM              713448108     2472    39940 SH       Sole                                      39940
PROCTER & GAMBLE CO COM        COM              742718109     2714    42954 SH       Sole                                      42954
SCHLUMBERGER LTD COM           COM              806857108      989    16550 SH       Sole                                      16550
STRYKER CORP COM               COM              863667101     1034    21942 SH       Sole                                      21942
T ROWE PRICE GROUP INC         COM              74144T108     2277    47661 SH       Sole                                      47661
TJX COS INC NEW COM            COM              872540109     2678    48275 SH       Sole                                      48275
UNITED TECHNOLOGIES CP COM     COM              913017109     2303    32731 SH       Sole                                      32731
VARIAN MEDICAL SYSTEMS INC     COM              92220P105     1839    35250 SH       Sole                                      35250
WAL MART STORES INC COM        COM              931142103     2211    42600 SH       Sole                                      42600
NOVARTIS A G SPONSORED ADR                      66987V109      666    11950 SH       Sole                                      11950
NOVO-NORDISK A S ADR                            670100205     1567    15742 SH       Sole                                      15742
PETROLEO BRASILEIRO SA SPON AD                  71654V408      510    22700 SH       Sole                                      22700
ROYAL DUTCH SHELL PLC SPONS AD                  780259206     1594    25915 SH       Sole                                      25915
TEVA PHARMACEUTCL INDS ADR                      881624209     1759    47250 SH       Sole                                      47250
UNILEVER PLC SPON ADR NEW                       904767704     2138    68550 SH       Sole                                      68550
ISHARES TR MSCI EMERG MKT                       464287234     2321    66125 SH       Sole                                      66125
JPMORGAN CHASE CAP XVI PFD TR                   481228203      295    11800 SH       Sole                                      11800